Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Fair value	$ 11,631	$ 8,812
Change in discount rate from prior year	0.50%
Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 13,500	13,100
Fair value	6,800
Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	30,800	$ 28,800
Fair value	$ 11,600
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.55%	0.58%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4,000	$ 3,300
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.96%)	(0.79%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,400)	$ (3,400)
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.21%)	(0.79%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 8,600	$ 4,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.30%	0.58%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,800)	$ (4,000)
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.43%)	(1.10%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 5,400	$ 4,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.87%	2.80%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,400)	$ (6,100)
Expected credit losses as a percentage of loans and advances to customers
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	4,000	2,900
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,300)	$ (4,400)
Expected credit losses as a percentage of loans and advances to customers | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.66%	0.78%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.08%	1.20%
Expected credit losses as a percentage of loans and advances to customers | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.91%	0.91%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.04%	1.04%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.32%)	(1.50%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 800	$ 900
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.34%	2.16%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,700)	$ (1,600)
Loans and advances to customers growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(2.17%)	(2.13%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,400	$ 3,200
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.40%	2.07%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,100)	$ (2,900)
Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.76%	0.57%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 2,700	$ 2,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.81%)	(0.81%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,300)	$ (2,600)
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.90%)	(2.12%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 200	$ 800
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.80%	0.99%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (7,100)	$ (2,900)
Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(4.26%)	(4.26%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,600	$ 1,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	10.00%	10.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,000)	$ (3,500)
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.72%	2.15%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (14,300)	$ (7,500)
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.70%	2.48%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,700)	$ (3,700)